Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Property, Plant and Equipment [Table Text Block]
	December 31,
	2014	2013
Equipment	7,400	7,984
Furniture, fixture, and fittings and other	2,807	2,833
Total gross value	10,208	10,817
Less: accumulated depreciation and amortization	(8,085)	(9,162)
Total	2,122	1,655